Summary of significant accounting policies (Details 2) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Previously reported
Shares issued		5,322,459	3,260,559
Restatement
Shares issued	7,899,832	7,899,832